THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
CONNECTICUT GENERAL LIFE INSURANCE COMPANY
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Lincoln Life Flexible Premium Variable Life Account K
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
LLANY Separate Account R for Flexible Premium Variable Life Insurance
Lincoln Life Flexible Premium Variable Life Account S
LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life Flexible Premium Variable Life Account Y
Lincoln Life & Annuity Flexible Premium Variable Life Account Y
Lincoln Life Flexible Premium Variable Life Account D
Lincoln Life Flexible Premium Variable Life Account F
Lincoln Life Flexible Premium Variable Life Account J
CG Variable Life Insurance Separate Account I
CG Variable Life Insurance Separate Account II
Variable Life Account B of Voya Retirement Insurance & Annuity Company
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Account JF-C
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

Supplement dated May 1, 2025 to the Prospectus

The following information is an update to your last effective prospectus, as supplemented:

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Accounting Services. The address of State Street Bank and Trust Company, the accounting services provider of the Separate Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.

Cybersecurity Risks and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future.
In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Distribution of the Policies and Compensation. As of May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”). All references to LFN in your prospectus may be disregarded.